Intangible assets, airport concessions and goodwill - Net: (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets, airport concessions and goodwill - Net:
Schedule of movements of intangible assets of airport concessions

			Foreign currency
	1/1/2022		translation		Additions (*)		Transfers		12/31/2022
Concessions (Regulated Activity)	Ps.	54,733,845	Ps.	(1,850,332)	Ps.	134,622	Ps.	3,424,706	Ps.	56,442,841
Contracts assets		4,745,055		(19,605)		2,692,694		(3,424,706)		3,993,438
Contractor advance		710,197		(67)		(332,033)				378,097
Licences and ODC		392,412				27,027				419,439
Commercial Right’s (Unregulated Activity)		6,672,307		(324,598)						6,347,709
Goodwill		2,603,242		(133,864)						2,469,378
Accumulated amortization		(15,883,709)		485,787		(1,994,899)				(17,392,821)
	Ps.	53,973,349	Ps.	(1,842,679)	Ps.	527,411	Ps.	—	Ps.	52,658,081

			Foreign currency
	1/1/2023		translation		Additions (*)		Transfers		12/31/2023
Concessions (Regulated Activity)	Ps.	56,442,841	Ps.	(1,830,087)	Ps.	74,853	Ps.	3,816,487	Ps.	58,504,094
Contracts assets		3,993,438		(55,292)		1,302,633		(3,816,487)		1,424,292
Contractor advance		378,097		41		(163,893)				214,245
Licences and ODC		419,439				53,325				472,764
Commercial Right’s (Unregulated Activity)		6,347,709		(832,139)						5,515,570
Goodwill		2,469,378		(320,193)						2,149,185
Accumulated amortization		(17,392,821)		431,204		(2,008,470)				(18,970,087)
	Ps.	52,658,081	Ps.	(2,606,466)	Ps.	(741,552)	Ps.	—	Ps.	49,310,063
(*)

Within the most significant additions in 2022 are: Mexico a) the continuation of the expansion works of the terminal building, commercial platform and roads of the Merida Airport; b) as well the continuation of the expansion works of terminal 3 and expansion works of terminal 4, expansion of taxiways, expansion of platforms and roads at Cancun Airport and c) new terminal at Tapachula Airport. At Aerostar, the most significant works are the expansion of Terminal D and the construction of new areas for migration.

(*)

Within the most significant additions in 2023 are: Mexico a) the continuation of the expansion works of the terminal building, commercial platform and roads of the Merida Airport; b) as well the continuation of the expansion works of terminal 3 and expansion works of terminal 4, expansion of taxiways, expansion of platforms and roads at Cancun Airport. At Aerostar, the most significant works are the expansion of Terminal D and expansion of areas for migration of Terminal D.

Schedule of allocation of goodwill for each operating segment

	December 31,
	2022		2023
Aerostar	Ps.	930,231	Ps.	808,288
Airplan		1,539,147		1,340,897
	Ps.	2,469,378	Ps.	2,149,185

Schedule of expected probability weighted cash flows

	2022
	Airplan	Aerostar
Negative scenario	15.00%	15.00%
Base scenario	75.00%	75.00%
Positive scenario	10.00%	10.00%
	100.00%	100.00%

Schedule of CGU with a significant amount of goodwill

	2022		2023
	Airplan	Aerostar	Airplan	Aerostar
Discount rate	15.31%	10.21%	13.09%	10.40%
Average growth rate for operating costs and expenses	4.00%	3.90%	4.73%	4.67%
Growth rate of departing passengers for each CGU	4.79%	2.50%	1.76%	2.40%
Hierarchy level of the fair value of the recoverable of the CGU	3	3	3	3